Victory Expedition Emerging Markets Small Cap Fund (formerly Victory Emerging Markets Small Cap Fund)
Victory Expedition Emerging Markets Small Cap Fund (formerly Victory Emerging Markets Small Cap Fund)
Investment Objective
The Fund seeks to provide long-term appreciation of capital.
Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional and in Investing with Victory on page 14 of the Fund's Prospectus and in Additional Purchase, Exchange and Redemption Information on page 44 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (paid directly from your investment)
Shareholder Fees - Victory Expedition Emerging Markets Small Cap Fund (formerly Victory Emerging Markets Small Cap Fund)	Class A	Class C		Class I	Class Y
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none		none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	none	1.00%	[1]	none	none
[1]	The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Victory Expedition Emerging Markets Small Cap Fund (formerly Victory Emerging Markets Small Cap Fund)		Class A	Class C	Class I	Class Y
Management Fees		1.25%	1.25%	1.25%	1.25%
Distribution (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		26.47%	30.21%	1.86%	4.71%
Acquired Fund Fees and Expenses	[1]	0.07%	0.07%	0.07%	0.07%
Total Annual Fund Operating Expense		28.04%	32.53%	3.18%	6.03%
Fee Waiver/Expense Reimbursement	[2]	(26.17%)	(29.91%)	(1.61%)	(4.41%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.87%	2.62%	1.57%	1.62%
[1]	Acquired Fund Fees and Expenses ("AFFE") are fees and expenses of investment companies in which the Fund invests which are indirectly incurred by the Fund.
[2]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as AFFE, interest, taxes and brokerage commissions) of Class A, Class C, Class I and Class Y shares do not exceed 1.80%, 2.55%, 1.50% and 1.55%, respectively, until at least March 31, 2017. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement. This agreement may only be terminated by the Fund's Board of Trustees.

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Victory Expedition Emerging Markets Small Cap Fund (formerly Victory Emerging Markets Small Cap Fund) - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	754	5,021	7,549	10,229
Class C	365	5,218	7,820	10,122
Class I	160	830	1,524	3,374
Class Y	165	1,399	2,607	5,522

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.
Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Victory Expedition Emerging Markets Small Cap Fund (formerly Victory Emerging Markets Small Cap Fund) | Class C | USD ($)	265	5,218	7,820	10,122

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 187% of the average value of its portfolio.

Principal Investment Strategy

The Fund pursues its investment objective by investing primarily in equity securities (including common stock, preferred stock and securities immediately convertible into common stock) of small capitalization companies primarily associated with emerging market countries. The Fund's investments may include equity securities of small cap companies associated with frontier markets (emerging market countries in an earlier stage of development).

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of small cap companies, which are those companies whose market capitalization, at the time of purchase, falls within the market capitalization range of the companies included in the Morgan Stanley Capital International (MSCI) Emerging Markets Small Cap Index.

In choosing investments, the Adviser utilizes a "bottom-up" approach to identify companies that it believes have long-term growth prospects, have proven franchises, have sustainable margins and are financially strong. The Adviser may sell a security if it believes the price objective for the stock has been reached, if more attractive opportunities are identified, or if the fundamentals of the company deteriorate.

The Adviser may from time to time generate portfolio turnover rates in excess of 100%.

There is no guarantee that the Fund will achieve its objective.

Principal Risks

The Fund's investments are subject to the following principal risks:

  The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods.
  Foreign securities, including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts.
  The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets. These risks may apply to an even greater extent to securities of companies associated with frontier markets.
  Smaller, less seasoned companies may lose market share or profits to a greater extent than larger, more established companies.
  A company's earnings may not increase as expected.
  The portfolio manager may not execute the Fund's principal investment strategies effectively.
  To the extent the Fund buys and sells securities actively, it could have higher expenses (which reduces returns to shareholders) and higher taxable distributions.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Investment Performance

The table shows how the average annual total returns for Class A, Class C, Class I and Class Y shares of the Fund, including applicable maximum sales charges, compare to those of the MSCI Emerging Markets Small Cap Index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com.

Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one were included, results would be lower.)

Highest/lowest quarterly results during this time period were:
Highest	3.39% (quarter ended June 30, 2015)
Lowest	-14.14% (quarter ended September 30, 2015)

Average Annual Total Returns (For the Periods ended December 31, 2015)
Average Annual Returns - Victory Expedition Emerging Markets Small Cap Fund (formerly Victory Emerging Markets Small Cap Fund)	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception [1]	Average Annual Returns, Inception Date
Class A	(13.85%)	(8.15%)	Mar. 31, 2014
Class C	(10.15%)	(4.80%)	Apr. 10, 2014
Class I	(8.28%)	(4.70%)	Mar. 31, 2014
After Taxes on Distributions | Class A	(13.85%)	(8.04%)
After Taxes on Distributions and Sale of Fund Shares | Class A	(7.84%)	(6.05%)
MSCI Emerging Markets Small Cap Index	(6.57%)	3.23%	Mar. 18, 2010
[1]	Inception dates of Class A, Class C and Class I shares are March 31, 2014, April 10, 2014 and March 31, 2014, respectively. The index returns correspond to an inception date of March 18, 2010.